ACCOUNTS RECEIVABLE (Schedule Of Movement Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 3,252	$ 2,946	$ 1,143
Charge to expenses	(205)	788	2,090
Transferring out as a result of deconsolidation of subsidiaries			(247)
Exchange difference	(208)	(482)	(40)
Balance at end of year	$ 2,839	$ 3,252	$ 2,946